SUPPLEMENTAL CASH FLOW INFORMATION - Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
Net interest paid (received)	$ 2,037	$ 1,223	$ 1,135
Net income taxes paid (received)	$ 285	$ 448	$ 428